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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 12, 1998 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON NOVEMBER 15, 1999.


Report for the Calendar Year or Quarter Ended: September 30, 1998

Check here if Amendment [ X ]; Amendment Number:  2
                                                -----
   This Amendment (Check only one.): [   ]  is a restatement.
                                     [ X ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:         International Specialty Products Inc.
Address:      300 Delaware Avenue
              Wilmington, Delaware  19801

Form 13F File Number:  28-5874

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Richard A. Weinberg
Title:        Executive Vice President and General Counsel
Phone:        973-628-3520

Signature, Place, and Date of Signing:

/s/ Richard A. Weinberg         Wayne, New Jersey     November 18, 1999
-----------------------         -----------------     -----------------
     [Signature]                  [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


47201.0001

                              FORM 13F SUMMARY PAGE

REPORT SUMMARY:


Number of Other Included Managers:                    6

Form 13F Information Table Entry Total:              28

Form 13F Information Table Value Total:           $197,271
                                                 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.             Form 13F File Number                    Name
---             --------------------                    ----

1                    28-5328                 Building Materials Corporation
                                               of America

2                    28-2655                 G Industries Corp.

3                    28-2656                 G-I Holdings Inc.

4                    28-5326                 GAF Building Materials
                                               Corporation

5                    28-2521                 GAF Corporation

6                    28-7274                 ISP Opco Holdings Inc.

NAME OF REPORTING PERSON: INTERNATIONAL SPECIALTY PRODUCTS INC.

Column 1                   Column 2   Column 3     Column 4    Column 5       Column 6       Column 7          Column 8
                            TITLE                              SHARES
                             OF                     VALUE        OR          INVESTMENT       OTHER        VOTING AUTHORITY
NAME OF ISSUER              CLASS      CUSIP      (X$1,000)   PRIN AMT       DISCRETION      MANAGERS   SOLE    SHARED    NONE
--------------              -----      -----      ---------   --------       ----------      --------   ----    ------    ----
American Stores              COM     030096101      5,793     179,990 SH      DEFINED           6               179,990
AMP                          COM     031897101     33,237     929,717 SH      DEFINED           6               929,717
Berg Electronics             COM     08372L106        416      12,000 SH      DEFINED           6                12,000
Betzdearborn                 COM     087779104     14,047     203,215 SH      DEFINED           6               203,215
Conseco                      COM     208464107     16,559     541,818 SH      DEFINED           6               541,818
Dana Corp                    COM     235811106     17,313     464,003 SH      DEFINED           6               464,003
Delta Pine Land              COM     247357106      6,386     145,140 SH      DEFINED           6               145,140
Dexter Corp                  COM     252165105     13,894     567,100 SH      DEFINED           6               567,100
Giant Food                   COM     374478105      2,699      62,500 SH      DEFINED           6                62,500
Life Technologies            COM     532177201        918      27,500 SH      DEFINED           6                27,500
MCI Worldcom                 COM     98155K102     14,177     290,066 SH      DEFINED           6               290,066
Meditrust                    COM     58501T306        818      47,935 SH      DEFINED           6                47,935
Saks                         COM     79377R109      2,239      99,794 SH      DEFINED           6                99,794
Stone Container              COM     861589109        108      12,500 SH      DEFINED           6                12,500
Tele-Communications          COM     87924V101      7,521     192,220 SH      DEFINED           6               192,220
Alacatel                     COM     013904305        235      13,831 SH      DEFINED       1,2,3,4,5,6          13,831
American Stores              COM     030096101      5,793     179,985 SH      DEFINED       1,2,3,4,5,6         179,985
AMP                          COM     031897101     16,504     461,658 SH      DEFINED       1,2,3,4,5,6         461,658
Berg Electronics             COM     08372L106        416      12,000 SH      DEFINED       1,2,3,4,5,6          12,000
Betzdearborn                 COM     087779104     10,159     146,960 SH      DEFINED       1,2,3,4,5,6         146,960
Conseco                      COM     208464107      2,192      71,740 SH      DEFINED       1,2,3,4,5,6          71,740
Dana Corp                    COM     235811106      5,771     154,665 SH      DEFINED       1,2,3,4,5,6         154,665
Delta Pine Land              COM     247357106      2,129      48,385 SH      DEFINED       1,2,3,4,5,6          48,385
Giant Food                   COM     374478105      2,699      62,500 SH      DEFINED       1,2,3,4,5,6          62,500
MCI Worldcom                 COM     98155K102      7,371     150,811 SH      DEFINED       1,2,3,4,5,6         150,811
Saks                         COM     79377R109        249      11,085 SH      DEFINED       1,2,3,4,5,6          11,085
Stone Container              COM     861589109        108      12,500 SH      DEFINED       1,2,3,4,5,6          12,500
Tele-Communications          COM     87924V101      7,520     192,205 SH      DEFINED       1,2,3,4,5,6         192,205

                               Column Total       197,271
                                                  =======
